Changes to the Plan (Details) - EBP 016		12 Months Ended
	Jan. 01, 2026	Dec. 31, 2025
EBP, Description of Plan [Line Items]
Requisite service period		24 months
Automatic deferral rate		8.00%
Employer contribution matching percentage		100.00%
Contribution, percentage of compensation matched		5.00%
Subsequent Event
EBP, Description of Plan [Line Items]
Requisite service period	2 years
Automatic deferral rate	8.00%
Increase in deferral rate	1.00%
Employer contribution matching percentage	100.00%
Contribution, percentage of compensation matched	5.00%
Maximum | Subsequent Event
EBP, Description of Plan [Line Items]
Automatic deferral rate	15.00%